Other Financial Liabilities at Fair Value Through Profit or Loss - Parent - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) - Santander UK Group Holdings plc - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities designated at fair value	£ 7,888	£ 4,190
Medium-term notes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities designated at fair value	£ 7,888	£ 4,190